Other Receivable (Details Narrative) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Accounts and Other Receivables, Net, Current	$ 11,150